Changes in significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Measurement of Financial Assets and Financial Liabilities

The following table shows the original measurement categories under previous Italian GAAP and the new measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as at January 1, 2018.

	Original classification under previsious GAAP	New classification under IFRS 9	Original carrying amount under previous GAAP	New carrying amount under IFRS 9

Financial assets
Other non-current receivables	Amortised cost	Amortised cost	1,402	1,402
Trade receivables	Amortised cost	Amortised cost	37,549	37,512
Other current receivables	Amortised cost	Amortised cost	12,910	12,910
Cash and cash equivalents	Amortised cost	Amortised cost	55,035	55,035
Gains on derivative financial instruments	FVTPL	FVTPL	339	339

Total financial assets			107,235	107,198

Financial liabilities
Long-term borrowings	Amortised cost	Amortised cost	25,717	25,717
Bank overdraft and short-term borrowings	Amortised cost	Amortised cost	25,967	25,967
Trade payables	Amortised cost	Amortised cost	76,035	76,035
Other payables	Amortised cost	Amortised cost	27,587	27,587
Losses on derivative financial instruments	FVTPL	FVTPL	267	267

Total financial liabilities			155,573	155,573